Income Taxes - Summary of the statutory federal income tax rate to the Company's effective tax rate (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Statutory federal income tax rate	21.00%
Income tax rate	25.30%
DiamondHead Holdings Corp.
Statement [Line Items]
Statutory federal income tax rate		21.00%	21.00%
Statutory state rate, net of federal benefit		0.00%
Financing costs			3.50%
Change in fair value of derivative warrant liabilities		(18.90%)	(33.90%)
Merger costs		9.90%	(0.00%)
Transaction costs allocated to derivative warrant liabilities		0.00%	0.00%
Loss upon issuance of private placement warrants		(0.70%)	(0.00%)
Change in valuation allowance		0.90%	9.40%
Income tax rate		12.20%	0.00%